Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 271,824	$ 5,292,825	$ 3,835,809	$ 1,492,380
Adjustments for:
Depreciation and amortization	28,308	551,200	487,230	435,344
Major maintenance provision	24,245	472,077	512,653	392,531
Increase in allowance for doubtful accounts	242	4,711	646	18,342
Gain on sales of property and equipment	(2)	(40)	(1,520)	(5,380)
Present value of major maintenance provision	8,981	174,871	114,137	75,262
Interest income	(8,798)	(171,312)	(129,479)	(111,889)
Interest expense	38,992	759,231	402,538	345,237
Exchange differences	285	5,546	(84,916)	(72,253)
Profit (loss) after adjustments	364,076	7,089,109	5,137,098	2,569,574
(Increase) trade accounts receivable, net	(9,509)	(185,151)	(252,673)	(94,229)
Decrease (increase) recoverable tax	846	16,482	266,765	(246,597)
(increase) decrease of repayment for contractors, other accounts receivable and prepaid expenses	(11,078)	(215,713)	14,175	(16,576)
Increase (decrease) trade accounts payable	6,178	120,299	(32,374)	7,384
Increase (decrease) payable taxes and other accrued expenses	1,739	33,865	(98,515)	48,472
Income taxes paid	(88,435)	(1,721,967)	(491,542)	(747,867)
Increase (decrease) related parties, net	10,137	197,383	97,780	(72,554)
Major maintenance provision	(20,438)	(397,963)	(203,042)	(103,704)
Increase (decrease) guarantee deposits and labor obligations	2,516	48,992	9,172	(40,425)
Net cash flows from operating activities	256,032	4,985,336	4,446,844	1,303,478
Cash flows from investment activities:
Acquisition of property and equipment	(12,144)	(236,468)	(101,333)	(157,992)
Other non-current assets	(1,059)	(20,625)		(65)
Proceeds from sale of property and equipment	2	40	1,520	5,380
Acquisition of improvements in concessioned assets	(137,073)	(2,669,018)	(1,824,557)	(1,283,642)
Interest received	8,798	171,312	129,479	111,889
Net cash flows used by investing activities	(141,476)	(2,754,759)	(1,794,891)	(1,324,430)
Cash flow from financing activities:
Borrowings of long-term debt	61,629	1,200,000	2,700,000
Payment of long-term debt	(138,664)	(2,700,000)	(13,967)	(42,592)
Issuance of debt securities	205,428	4,000,000	3,500,000
Amortization of debt securities			(3,000,000)
Debt issuance cost	(723)	(14,076)	(12,859)
Repurchase of shares			(474,852)	(150,000)
Loans obtained from related parties	2,013	39,200		41,895
Loan payments to related parties			(7,350)
Interest paid	(37,589)	(731,915)	(364,324)	(320,866)
Dividends paid	(339,768)	(6,615,798)	(1,979,790)
Financial leases payments	(2,731)	(53,185)	(54,589)	(57,325)
Net cash used by financing activities	(250,405)	(4,875,774)	292,269	(528,888)
Net (decrease) increase in cash and cash equivalents	(135,849)	(2,645,197)	2,944,222	(549,840)
Effects of exchange rate changes on the foreign currency cash balance	(285)	(5,547)	84,138	78,771
Cash and cash equivalents at the beginning of the year cash balance	307,483	5,987,164	2,958,804	3,429,873
Cash and cash equivalents at the end of the year	171,349	3,336,420	5,987,164	2,958,804
Noncash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance leases	7	137		250
Acquisition of improvements in concessioned assets	$ 3,318	$ 64,615	$ 58,925	$ 29,342